Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Rydex Series Funds
Entity Central Index Key	0000899148
Document Period End Date	Jun. 30, 2024
Guggenheim Multi-Hedge Strategies Fund - Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class A
Trading Symbol	RYMQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$94	1.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.74%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.89% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's Long/Short Equity strategy started the year off strong, and despite giving up some of its gains in June, was the largest contributor during the first half of 2024. The fund's Global Macro strategies were a net positive for the period as positive contributions from Flow (driven primarily by equities and fixed income) and Momentum (driven by equities and commodities) overcame detractors in Carry (hurt by equites) and Value (driven by currencies). Market Neutral was the most notable detractor to the fund's performance. Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	1.74%	4.25%	3.52%	2.54%
Class A (with sales charge)‡	-3.10%	-0.72%	2.52%	2.04%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Global Hedge Fund Index	2.89%	5.42%	3.19%	1.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 84,115,494
Holdings Count | shares	418
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$84,115,494
Number of Portfolio Holdings	418
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Multi-Hedge Strategies Fund - Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class C
Trading Symbol	RYMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$132	2.63%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	2.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.33%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.89% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's Long/Short Equity strategy started the year off strong, and despite giving up some of its gains in June, was the largest contributor during the first half of 2024. The fund's Global Macro strategies were a net positive for the period as positive contributions from Flow (driven primarily by equities and fixed income) and Momentum (driven by equities and commodities) overcame detractors in Carry (hurt by equites) and Value (driven by currencies). Market Neutral was the most notable detractor to the fund's performance. Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	1.33%	3.50%	2.75%	1.79%
Class C (with CDSC)§	0.33%	2.50%	2.75%	1.79%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Global Hedge Fund Index	2.89%	5.42%	3.19%	1.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 84,115,494
Holdings Count | shares	418
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$84,115,494
Number of Portfolio Holdings	418
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Multi-Hedge Strategies Fund - Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Class P
Trading Symbol	RYMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$94	1.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.73%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.89% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's Long/Short Equity strategy started the year off strong, and despite giving up some of its gains in June, was the largest contributor during the first half of 2024. The fund's Global Macro strategies were a net positive for the period as positive contributions from Flow (driven primarily by equities and fixed income) and Momentum (driven by equities and commodities) overcame detractors in Carry (hurt by equites) and Value (driven by currencies). Market Neutral was the most notable detractor to the fund's performance. Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class P	1.73%	4.23%	3.51%	2.56%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Global Hedge Fund Index	2.89%	5.42%	3.19%	1.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 84,115,494
Holdings Count | shares	418
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$84,115,494
Number of Portfolio Holdings	418
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Multi-Hedge Strategies Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Multi-Hedge Strategies Fund
Class Name	Institutional Class
Trading Symbol	RYIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Multi-Hedge Strategies Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$82	1.63%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 1.85%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the HFRX Global Hedge Fund Index, which returned 2.89% for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's Long/Short Equity strategy started the year off strong, and despite giving up some of its gains in June, was the largest contributor during the first half of 2024. The fund's Global Macro strategies were a net positive for the period as positive contributions from Flow (driven primarily by equities and fixed income) and Momentum (driven by equities and commodities) overcame detractors in Carry (hurt by equites) and Value (driven by currencies). Market Neutral was the most notable detractor to the fund's performance. Flow strategies take positions based on expected capital flows in markets which are determined through economic theory or statistical observation of market behavior. Momentum is a systematic trend-following strategy that seeks to capture momentum premia in futures markets. Carry strategies seek to capture inefficiencies in the futures curves of different markets and asset classes including commodities, fixed income, and implied volatility. Value premia strategies take positions based on expected future prices in markets as derived from economic and/or non-price data and include strategies applied to commodities, currencies, and fixed income. A market neutral strategy attempts to profit whether the market is going up or down.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	1.85%	4.48%	3.78%	2.79%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
HFRX Global Hedge Fund Index	2.89%	5.42%	3.19%	1.53%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 84,115,494
Holdings Count | shares	418
Investment Company, Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$84,115,494
Number of Portfolio Holdings	418
Portfolio Turnover Rate	90%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
10 Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund II	7.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	6.2%
Guggenheim Strategy Fund III	2.3%
Olink Holding AB ADR	2.1%
Capri Holdings Ltd.	2.1%
National Western Life Group, Inc. — Class A	1.8%
Catalent, Inc.	1.7%
Hibbett, Inc.	1.5%
Cerevel Therapeutics Holdings, Inc.	1.5%
Encore Wire Corp.	1.4%
Top 10 Total	28.5%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Commodities Strategy Fund - Class A
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class A
Trading Symbol	RYMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$80	1.53%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 10.29%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 11.08% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Most commodity futures that are part of the Index had a strong start to the year, with the Index futures contributing to the return of the fund during the reporting period. Eighteen of the 24 components of the Index had positive returns. The components with some of the largest positive returns were Cocoa, Coffee and Silver. The components with some of the largest negative returns were Corn, Soybean and Wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	10.29%	13.22%	7.09%	-4.46%
Class A (with sales charge)‡	5.04%	7.84%	6.05%	-4.92%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P Goldman Sachs Commodity Index	11.08%	15.01%	8.28%	-3.12%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,011,698
Holdings Count | shares	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$10,011,698
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.1%
Guggenheim Strategy Fund II	9.9%
Total	20.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.1%
Guggenheim Strategy Fund II	9.9%
Total	20.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Commodities Strategy Fund - Class C
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class C
Trading Symbol	RYMJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$119	2.29%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	2.29%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 9.86%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 11.08% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Most commodity futures that are part of the Index had a strong start to the year, with the Index futures contributing to the return of the fund during the reporting period. Eighteen of the 24 components of the Index had positive returns. The components with some of the largest positive returns were Cocoa, Coffee and Silver. The components with some of the largest negative returns were Corn, Soybean and Wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without CDSC)	9.86%	12.36%	6.29%	-5.17%
Class C (with CDSC)§	8.86%	11.36%	6.29%	-5.17%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P Goldman Sachs Commodity Index	11.08%	15.01%	8.28%	-3.12%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,011,698
Holdings Count | shares	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$10,011,698
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.1%
Guggenheim Strategy Fund II	9.9%
Total	20.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.1%
Guggenheim Strategy Fund II	9.9%
Total	20.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Commodities Strategy Fund - Class H
Shareholder Report [Line Items]
Fund Name	Commodities Strategy Fund
Class Name	Class H
Trading Symbol	RYMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Commodities Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class H	$81	1.55%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 10.27%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the S&P Goldman Sachs Commodity Index, which returned 11.08% for the same period.

The fund's broad-based securities market index was changed from the S&P Goldman Sachs Commodity Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund obtained exposure to the commodities markets through futures on the S&P Goldman Sachs Commodity Index (the "Index"). Most commodity futures that are part of the Index had a strong start to the year, with the Index futures contributing to the return of the fund during the reporting period. Eighteen of the 24 components of the Index had positive returns. The components with some of the largest positive returns were Cocoa, Coffee and Silver. The components with some of the largest negative returns were Corn, Soybean and Wheat.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class H	10.27%	13.20%	7.09%	-4.46%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
S&P Goldman Sachs Commodity Index	11.08%	15.01%	8.28%	-3.12%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 10,011,698
Holdings Count | shares	6
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$10,011,698
Number of Portfolio Holdings	6
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.1%
Guggenheim Strategy Fund II	9.9%
Total	20.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Ultra Short Duration Fund — Institutional Class	10.1%
Guggenheim Strategy Fund II	9.9%
Total	20.0%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy Fund - Class A
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class A
Trading Symbol	RYMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class A	$92	1.81%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.81%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.08%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

For the reporting period, the fund saw particularly strong performance from long positions in Equity Indexes, benefiting from consistent trends in the first quarter of 2024 before the market correction in April. Positive returns from Commodities markets in the first quarter were negated by market reversals in the second quarter, particularly in the energy and grains sectors, leading to an overall net negative contribution from Commodities for the reporting period. Fixed Income and Currency markets were volatile and difficult to trend-follow, resulting in minimal contributions, and detractions, respectively, from these sectors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class A (without sales charge)	5.08%	5.14%	5.81%	2.74%
Class A (with sales charge)‡	0.09%	0.15%	4.79%	2.24%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 70,137,445
Holdings Count | shares	119
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$70,137,445
Number of Portfolio Holdings	119
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy Fund - Class C
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class C
Trading Symbol	RYMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class C	$130	2.55%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.55%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 4.66%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

For the reporting period, the fund saw particularly strong performance from long positions in Equity Indexes, benefiting from consistent trends in the first quarter of 2024 before the market correction in April. Positive returns from Commodities markets in the first quarter were negated by market reversals in the second quarter, particularly in the energy and grains sectors, leading to an overall net negative contribution from Commodities for the reporting period. Fixed Income and Currency markets were volatile and difficult to trend-follow, resulting in minimal contributions, and detractions, respectively, from these sectors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class C (without sales charge)	4.66%	4.41%	5.04%	1.98%
Class C (with sales charge)§	3.66%	3.41%	5.04%	1.98%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 70,137,445
Holdings Count | shares	119
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$70,137,445
Number of Portfolio Holdings	119
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy Fund - Class P
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Class P
Trading Symbol	RYMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]	What were the fund costs for the last six months? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Class P	$91	1.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.09%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

For the reporting period, the fund saw particularly strong performance from long positions in Equity Indexes, benefiting from consistent trends in the first quarter of 2024 before the market correction in April. Positive returns from Commodities markets in the first quarter were negated by market reversals in the second quarter, particularly in the energy and grains sectors, leading to an overall net negative contribution from Commodities for the reporting period. Fixed Income and Currency markets were volatile and difficult to trend-follow, resulting in minimal contributions, and detractions, respectively, from these sectors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Class P	5.09%	5.15%	5.81%	2.76%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 70,137,445
Holdings Count | shares	119
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$70,137,445
Number of Portfolio Holdings	119
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.
Guggenheim Managed Futures Strategy Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Guggenheim Managed Futures Strategy Fund
Class Name	Institutional Class
Trading Symbol	RYIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Guggenheim Managed Futures Strategy Fund for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at GuggenheimInvestments.com/mutual-funds/literature. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.
Additional Information Phone Number	800 820 0888
Additional Information Email	GuggenheimClientServices@mufg-is.com
Additional Information Website	GuggenheimInvestments.com/mutual-funds/literature
Expenses [Text Block]
What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Institutional Class	$78	1.52%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.24%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

For the reporting period, the fund saw particularly strong performance from long positions in Equity Indexes, benefiting from consistent trends in the first quarter of 2024 before the market correction in April. Positive returns from Commodities markets in the first quarter were negated by market reversals in the second quarter, particularly in the energy and grains sectors, leading to an overall net negative contribution from Commodities for the reporting period. Fixed Income and Currency markets were volatile and difficult to trend-follow, resulting in minimal contributions, and detractions, respectively, from these sectors.

Performance Past Does Not Indicate Future [Text]	The fund's past performance is not a good predictor of the fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns* as of 6.30.24
	6 Month†	One Year	Five Years	Ten Years
Institutional Class	5.24%	5.47%	6.10%	3.01%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

No Deduction of Taxes [Text Block]	Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Net Assets	$ 70,137,445
Holdings Count | shares	119
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Fund Statistics as of 6.30.24
Net Assets	$70,137,445
Number of Portfolio Holdings	119
Portfolio Turnover Rate	0%

Holdings [Text Block]
What did the fund invest in?
Consolidated Holdings Diversification[1] (Market Exposure as % of Net Assets) as of 6.30.24
Largest Holdings[2] (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Largest Holdings [Text Block]
Largest Holdings[2] (% of Net Assets) as of 6.30.24

Guggenheim Strategy Fund III	8.3%
Guggenheim Strategy Fund II	5.9%
Guggenheim Ultra Short Duration Fund — Institutional Class	3.6%
Total	17.8%

[1]

"Consolidated Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"Largest Holdings" excludes any temporary cash or derivative investments.

Accountant Change Statement [Text Block]	What changes in or disagreements with accountants occurred? There were no changes in or disagreements with fund accountants for the period.